Inverse NASDAQ-100 Strategy Fund Expense Example - Investor Class and Class H [Member] - Inverse NASDAQ-100 Strategy Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,836
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	$ 2,118